Schedule of Restatement of Operations (Details) - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
General and administrative	$ 537,164			$ 515,146			$ 2,940,146	$ 1,672,388	$ 3,455,292	$ 4,074,187	$ 669,550
Total operating expenses	904,268			1,055,880			3,488,351	2,896,662	4,544,231	6,174,797	1,311,499
Loss from operations	(900,790)			(1,046,718)			(3,440,389)	(2,882,308)	(4,487,107)	(6,103,894)	(1,310,204)
Net loss	$ (935,353)	$ (1,070,513)	$ (937,097)	$ (1,057,708)	$ (2,918,448)	$ (542,413)	$ (3,460,861)	$ (2,942,963)	$ (4,518,569)	$ (6,147,063)	$ (1,343,572)
Loss per share - basic	$ (0.03)			$ (0.03)			$ (0.13)	$ (0.09)	$ (0.16)	$ (0.22)	$ (0.06)
Loss per share - diluted	$ (0.03)			$ (0.03)			$ (0.13)	$ (0.09)	$ (0.16)	$ (0.22)	$ (0.06)
Previously Reported [Member]
General and administrative							$ 3,516,306		$ 4,031,452
Total operating expenses							4,064,511		5,120,391
Loss from operations							(4,016,549)		(5,063,267)
Net loss							$ (4,037,021)		$ (5,094,729)
Loss per share - basic							$ (0.15)		$ (0.18)
Loss per share - diluted							$ (0.15)		$ (0.18)
Revision of Prior Period, Reclassification, Adjustment [Member]
General and administrative							$ (576,160)		$ (576,160)
Total operating expenses							(576,160)		(576,160)
Loss from operations							576,160		576,160
Net loss							$ 576,160		$ 576,160
Loss per share - basic							$ 0.02		$ 0.02
Loss per share - diluted							$ 0.02		$ 0.02